Baird Small/Mid Cap Growth Fund
Schedule of Investments, March 31, 2021 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Banks
Western Alliance Bancorp	11,755	$1,110,142	1.5%
Biotechnology
Avid Bioservices, Inc. (1)	32,320	589,194	0.8%
Halozyme Therapeutics, Inc. (1)	27,610	1,151,061	1.6%
		1,740,255	2.4%
Building Products
Lennox International, Inc.	2,220	691,730	1.0%
Trex Co, Inc. (1)	16,234	1,486,060	2.0%
		2,177,790	3.0%
Commercial Services & Supplies
IAA, Inc. (1)	21,294	1,174,151	1.6%
Construction & Engineering
MasTec, Inc. (1)	16,737	1,568,256	2.2%
WillScot Mobile Mini Holdings Corp. (1)	29,650	822,788	1.1%
		2,391,044	3.3%
Distributors
Pool Corp.	4,896	1,690,295	2.3%
Diversified Telecommunication Services
Bandwidth, Inc. (1)	5,935	752,202	1.0%
Electrical Equipment
Generac Holdings, Inc. (1)	5,902	1,932,610	2.7%
Electronic Equipment, Instruments & Components
Cognex Corp.	11,040	916,210	1.3%
Littelfuse, Inc.	4,690	1,240,223	1.7%
		2,156,433	3.0%
Equity Real Estate Investment Trusts (REITs)
National Storage Affiliates Trust	20,719	827,310	1.1%
Food Products
Lamb Weston Holdings, Inc.	17,028	1,319,329	1.8%
Health Care Equipment & Supplies
CONMED Corp.	7,796	1,018,080	1.4%
Insulet Corp. (1)	6,146	1,603,614	2.2%
Masimo Corp. (1)	3,996	917,721	1.3%
Novocure Ltd. (1)(2)	7,887	1,042,504	1.4%
Shockwave Medical, Inc. (1)	8,250	1,074,645	1.5%
STAAR Surgical Co. (1)	6,903	727,645	1.0%
		6,384,209	8.8%
Health Care Providers & Services
LHC Group, Inc. (1)	7,428	1,420,308	2.0%
Health Care Technology
Inspire Medical Systems, Inc. (1)	6,692	1,385,178	1.9%
Phreesia, Inc. (1)	18,011	938,373	1.3%
Vocera Communications, Inc. (1)	16,690	641,897	0.9%
		2,965,448	4.1%
Household Durables
LGI Homes, Inc. (1)	8,112	1,211,203	1.7%
Insurance
Kinsale Capital Group, Inc.	3,579	589,819	0.8%
Internet & Direct Marketing Retail
Etsy, Inc. (1)	7,629	1,538,540	2.1%
IT Services
Endava PLC - ADR (1)(2)	11,405	965,889	1.3%
Euronet Worldwide, Inc. (1)	10,936	1,512,449	2.1%
Globant SA (1)(2)	5,267	1,093,482	1.5%
Shift4 Payments, Inc. (1)	6,960	570,790	0.8%
WNS Holdings Ltd. - ADR (1)(2)	10,030	726,573	1.0%
		4,869,183	6.7%
Life Sciences Tools & Services
ICON PLC (1)(2)	6,425	1,261,677	1.7%
Repligen Corp. (1)	7,927	1,541,088	2.1%
		2,802,765	3.8%
Machinery
Kornit Digital Ltd. (1)(2)	7,573	750,636	1.0%
RBC Bearings, Inc. (1)	4,866	957,483	1.3%
Toro Co.	11,192	1,154,343	1.6%
		2,862,462	3.9%
Media
Cable One, Inc.	846	1,546,793	2.1%
Pharmaceuticals
Catalent, Inc. (1)	12,680	1,335,330	1.8%
Jazz Pharmaceuticals PLC (1)(2)	5,553	912,747	1.2%
Revance Therapeutics, Inc. (1)	24,785	692,741	1.0%
		2,940,818	4.0%
Semiconductors & Semiconductor Equipment
Monolithic Power Systems, Inc.	4,662	1,646,665	2.3%
Software
Aspen Technology, Inc. (1)	9,774	1,410,681	1.9%
Avalara, Inc. (1)	8,632	1,151,768	1.6%
Descartes Systems Group, Inc. (1)(2)	13,980	851,522	1.2%
Paylocity Holding Corp. (1)	7,102	1,277,153	1.7%
PTC, Inc. (1)	11,637	1,601,834	2.2%
Q2 Holdings, Inc. (1)	10,447	1,046,789	1.4%
Qualys, Inc. (1)	7,418	777,258	1.1%
Smartsheet, Inc. (1)	13,220	845,022	1.2%
Tyler Technologies, Inc. (1)	3,202	1,359,345	1.9%
Upland Software, Inc. (1)	20,508	967,773	1.3%
Zendesk, Inc. (1)	8,618	1,142,919	1.6%
		12,432,064	17.1%
Specialty Retail
Burlington Stores, Inc. (1)	3,122	932,854	1.3%
Five Below, Inc. (1)	9,980	1,904,083	2.6%
Floor & Decor Holdings, Inc. (1)	9,936	948,689	1.3%
		3,785,626	5.2%
Textiles, Apparel & Luxury Goods
Crocs, Inc. (1)	14,872	1,196,452	1.6%
Under Armour, Inc. (1)	58,270	1,291,264	1.8%
		2,487,716	3.4%
Trading Companies & Distributors
SiteOne Landscape Supply, Inc. (1)	9,364	1,598,809	2.2%
Total Common Stocks		68,353,989	93.9%
(Cost $54,167,092)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.04% (3)	2,717,362	2,717,362	3.7%
Total Short-Term Investment		2,717,362	3.7%
(Cost $2,717,362)
Total Investments		71,071,351	97.6%
(Cost $56,884,454)
Other Assets in Excess of Liabilities		1,711,722	2.4%
TOTAL NET ASSETS		$72,783,073	100.0%

Notes to Schedule of Investments
(1)	Non-Income Producing.
(2)	Foreign Security.
(3)	Seven-Day Yield.
ADR	- American Depository Receipt

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Small/Mid Cap Growth Fund
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$68,353,989	$–	$–	$68,353,989
Total Equity	68,353,989	–	–	68,353,989
Short-Term Investment
Money Market Mutual Fund	2,717,362	–	–	2,717,362
Total Short-Term Investment	2,717,362	–	–	2,717,362
Total Investments*	$71,071,351	$–	$–	$71,071,351

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.